Stock Option Plans - Summary of Information with Respect to Stock Options Outstanding and Currently Exercisable and Vested (Detail) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Range 1 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
RANGE OF EXERCISE PRICES, LOWER RANGE	$ 0.0001	$ 0.0001
RANGE OF EXERCISE PRICES, UPPER PRICES	$ 0.17	$ 0.08
OPTIONS OUTSTANDING, NUMBER OUTSTANDING	505,000	480,000
Contractual term remaining (in years)	5 years 4 months 24 days	5 years 10 months 24 days
OPTIONS EXERCISABLE AND VESTED NUMBER OUTSTANDING	492,501	480,000
OPTIONS EXERCISABLE AND VESTED, WEIGHTED-AVERAGE REMAINING CONTRACTUAL LIFE (IN YEARS)	5 years 4 months 24 days	5 years 10 months 24 days
Range 2 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
RANGE OF EXERCISE PRICES, LOWER RANGE	$ 0.1800	$ 0.0900
RANGE OF EXERCISE PRICES, UPPER PRICES	$ 0.27	$ 0.17
OPTIONS OUTSTANDING, NUMBER OUTSTANDING	2,849,896	225,000
Contractual term remaining (in years)	8 years	6 years 10 months 24 days
OPTIONS EXERCISABLE AND VESTED NUMBER OUTSTANDING	1,400,977	170,312
OPTIONS EXERCISABLE AND VESTED, WEIGHTED-AVERAGE REMAINING CONTRACTUAL LIFE (IN YEARS)	8 years	6 years 10 months 24 days
Range 3 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
RANGE OF EXERCISE PRICES, LOWER RANGE	$ 0.2800	$ 0.1800
RANGE OF EXERCISE PRICES, UPPER PRICES	$ 2.95	$ 0.27
OPTIONS OUTSTANDING, NUMBER OUTSTANDING	484,200	2,890,000
Contractual term remaining (in years)	9 years 3 months 18 days	8 years 9 months 18 days
OPTIONS EXERCISABLE AND VESTED NUMBER OUTSTANDING	39,270	861,035
OPTIONS EXERCISABLE AND VESTED, WEIGHTED-AVERAGE REMAINING CONTRACTUAL LIFE (IN YEARS)	9 years	8 years 8 months 12 days
Range 4 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
RANGE OF EXERCISE PRICES, LOWER RANGE	$ 2.9600	$ 0.2800
RANGE OF EXERCISE PRICES, UPPER PRICES	$ 9.16	$ 0.34
OPTIONS OUTSTANDING, NUMBER OUTSTANDING	265,000	45,000
Contractual term remaining (in years)	9 years 7 months 6 days	9 years 3 months 18 days
OPTIONS EXERCISABLE AND VESTED NUMBER OUTSTANDING	0	8,958
OPTIONS EXERCISABLE AND VESTED, WEIGHTED-AVERAGE REMAINING CONTRACTUAL LIFE (IN YEARS)	0 years	9 years 3 months 18 days
Range 5 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
RANGE OF EXERCISE PRICES, LOWER RANGE	$ 9.1700
RANGE OF EXERCISE PRICES, UPPER PRICES	$ 11.50
OPTIONS OUTSTANDING, NUMBER OUTSTANDING	278,400
Contractual term remaining (in years)	9 years 8 months 12 days
OPTIONS EXERCISABLE AND VESTED NUMBER OUTSTANDING	0
OPTIONS EXERCISABLE AND VESTED, WEIGHTED-AVERAGE REMAINING CONTRACTUAL LIFE (IN YEARS)	0 years
Range Six [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
RANGE OF EXERCISE PRICES, LOWER RANGE	$ 11.5100
RANGE OF EXERCISE PRICES, UPPER PRICES	$ 17.00
OPTIONS OUTSTANDING, NUMBER OUTSTANDING	455,000
Contractual term remaining (in years)	9 years 9 months 18 days
OPTIONS EXERCISABLE AND VESTED NUMBER OUTSTANDING	0
OPTIONS EXERCISABLE AND VESTED, WEIGHTED-AVERAGE REMAINING CONTRACTUAL LIFE (IN YEARS)	0 years